Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Azzad Funds
Entity Central Index Key	0001031008
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Azzad Ethical Fund
Shareholder Report [Line Items]
Fund Name	Azzad Ethical Fund
Class Name	Azzad Ethical Fund
Trading Symbol	ADJEX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Azzad Ethical Fund - ADJEX (the “Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://azzadasset.com/azzad-ethical-fund/. You can also request this information by contacting us at 1-888-862-9923.
Additional Information Phone Number	1-888-862-9923
Additional Information Website	https://azzadasset.com/azzad-ethical-fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Azzad Ethical Fund	$50	0.99%

*Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	1 Year	5 Years	10 Year
Azzad Ethical Fund	1.75%	6.99%	7.68%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell MidCap Growth Index	22.10%	11.47%	11.54%

Net Assets	$ 142,800,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 500,272
Investment Company, Portfolio Turnover	19.60%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$142.8 MILLION	61	19.60%	$500,272

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Cadence Design Systems, Inc.	3.86%
2.	CoStar Group, Inc.	3.66%
3.	Quanta Services, Inc.	3.25%
4.	The Trade Desk, Inc. Class A	2.76%
5.	HEICO Corporation	2.55%
6.	Howmet Aerospace Inc.	2.53%
7.	Copart, Inc.	2.31%
8.	Pinterest, Inc.	2.30%
9.	Floor & Decor Holdings, Inc.	2.26%
10.	On Holding AG	2.25%
	Total % of Net Assets	27.73%

Updated Prospectus Phone Number	1-888-862-9923
Updated Prospectus Web Address	https://azzadasset.com/azzad-ethical-fund/
Azzad Wise Capital Fund
Shareholder Report [Line Items]
Fund Name	Azzad Wise Capital Fund
Class Name	Azzad Wise Capital Fund
Trading Symbol	WISEX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Azzad Wise Capital Fund - WISEX (the “Fund”) for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://azzadasset.com/azzad-wise-capital-fund/. You can also request this information by contacting us at 1-888-862-9923.
Additional Information Phone Number	1-888-862-9923
Additional Information Website	https://azzadasset.com/azzad-wise-capital-fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Azzad Wise Capital Fund	$45	0.89%

*Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Year
Azzad Wise Capital Fund	4.52%	2.17%	1.94%
ICE BofAML US Corp&Govt 1-3 Yr Index	4.44%	1.59%	1.64%
Bloomberg US Aggregate Index	1.24%	-0.33%	1.35%

Net Assets	$ 306,000,000.0
Holdings Count | Holdings	223
Advisory Fees Paid, Amount	$ 1,044,524
Investment Company, Portfolio Turnover	15.78%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$306.0 MILLION	223	15.78%	$1,044,524

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Indonesia, Government of, 5.000%, Series 144A, 05/25/2030	2.11%
2.	Esic Sukuk Ltd, Sr. Unsecd. Note, 5.831%, 02/14/2029	1.99%
3.	Aldar Sukuk Ltd., 4.750%, 09/29/2025	1.95%
4.	TNB Global Ventures Cap., Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026	1.90%
5.	Saudi Electricity Global, Sr. Unsecd. Note REGS, 1.740%, 09/17/2025	1.84%
6.	Axiata Spv2 Bhd, 4.357%, 03/24/2026	1.81%
7.	DIB Sukuk, Ltd., Sr. Unsecd. Note, 2.950%, 02/20/2025	1.79%
8.	DAE Sukuk Dfc Ltd., Sr. Unsecd. Note, Series REGS, 3.750%, 02/15/2026	1.76%
9.	QIB Sukuk, Ltd., Unsecd. Note, 5.581%, 11/22/2028	1.66%
10.	AL Rajhi Sukuk, Ltd., Sr. Unsecd. Note, Series REGS, 4.750%, 04/05/2028	1.62%
	Total % of Net Assets	18.44%

Updated Prospectus Phone Number	1-888-862-9923
Updated Prospectus Web Address	https://azzadasset.com/azzad-wise-capital-fund/